Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000246537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	$ 10,000		$ 9,942	$ 10,472	$ 10,421	$ 11,294	$ 11,643	$ 11,996	$ 10,757	$ 11,158	$ 11,794	$ 11,956
C000130310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		996,979	1,052,329	1,050,504	1,139,597	1,178,000	1,217,817	1,091,434	1,136,992	1,204,275	1,223,100
C000073393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,967	10,523	10,497	11,395	11,784	12,171	10,941	11,377	12,043	12,219
C000000144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		9,867	10,315	10,194	10,956	11,208	11,466	10,197	10,505	11,004	11,033
C000000142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,552		9,497	10,003	9,954	10,788	11,121	11,459	10,276	10,658	11,255	11,392
Bloomberg U S Municipal Bond C000130310 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		997,800	1,053,477	1,065,382	1,155,832	1,212,353	1,236,236	1,129,425	1,177,765	1,235,828	1,268,600
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 9,978	$ 10,535	$ 10,654	$ 11,558	$ 12,124	$ 12,362	$ 11,294	$ 11,778	$ 12,358	$ 12,686